Submission	Jul. 22, 2026
Submission [Line Items]
Central Index Key	0001818794
Registrant Name	Dyne Therapeutics, Inc.
Registration File Number	333-277655
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES